Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share [Abstract]
Net income attributable to Cameron	$ 220.9	$ 189.6	$ 140.4	$ 148.3	$ 218.3	$ 223.6	$ 174.6	$ 134.0	$ 699.2	$ 750.5	$ 521.9
Average shares outstanding (basic) (in shares)									242.0	246.4	245.0
Common stock equivalents (in shares)									1.5	1.7	2.1
Incremental shares from assumed conversion of convertible debentures (in shares)									0	0	2.1
Shares utilized in diluted earnings per share calculation (in shares)									243.5	248.1	249.2
Earnings per share attributable to Cameron stockholders [Abstract]
Basic (in dollars per share)	$ 0.96	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 2.89	$ 3.05	$ 2.13
Diluted (in dollars per share)	$ 0.95	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.90	$ 0.70	$ 0.54	$ 2.87	$ 3.02	$ 2.09
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)											2.50%